Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 36,336	$ 34,747	$ 32,740
Accumulated depreciation	(19,137)	(14,587)	(8,867)
Total property and equipment, net	$ 17,199	$ 20,160	23,873
Computers and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	5 years	5 years
Total property and equipment	$ 17,178	$ 15,589	13,582
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	7 years	7 years
Total property and equipment	$ 19,158	$ 19,158	$ 19,158